Intangible Assets (Details 1) (USD $)	Dec. 31, 2012
Intangible Assets Details 1
2013	$ 25,067
2014	25,104
2015	6,704
2016	5,104
2017	5,104
Thereafter	2,942
Total	$ 70,025